UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10145

Baillie Gifford Funds

(Exact name of registrant as specified in charter)

1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN

(Address of principal executive offices)	(Zip code)

Angus N G Macdonald

1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN

(Name and address of agent for service)

Registrant’s telephone number, including area code:	011-44-131-275-2000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Explanatory Note: The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the “Act”), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the “1933 Act”) because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4 (2) of the 1933 Act. Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS
March 31, 2012 (unaudited)	Baillie Gifford International Equity Fund

	Shares	Value

COMMON STOCKS - 96.1%
ARGENTINA - 2.1%
MercadoLibre, Inc.	295,100	$28,857,829
YPF SA ADR	274,800	7,807,068

		36,664,897

AUSTRALIA - 3.6%
Brambles Ltd.	3,849,168	28,319,907
Cochlear Ltd.	271,956	17,422,454
Woolworths Ltd.	624,465	16,816,418

		62,558,779

BELGIUM - 0.8%
Groupe Bruxelles Lambert SA	170,542	13,205,734

BERMUDA - 1.4%
Seadrill Ltd.	628,552	23,602,113

BRAZIL - 2.6%
BM&F Bovespa SA	1,913,200	11,727,907
OGX Petroleo e Gas Participacoes SA (a)	1,685,500	13,960,810
Petroleo Brasileiro SA ADR	707,000	18,777,920

		44,466,637

CANADA - 4.3%
Cenovus Energy, Inc.	294,857	10,612,428
Eldorado Gold Corp.	1,134,524	15,582,715
Fairfax Financial Holdings Ltd.	78,343	31,620,741
Ritchie Bros. Auctioneers, Inc.	699,125	16,623,523

		74,439,407

CHINA - 9.1%
Baidu, Inc. ADR (a)	199,350	29,059,250
Cheung Kong Holdings Ltd.	1,091,000	14,108,824
China Shenhua Energy Co., Ltd., Class H	6,309,000	26,685,840
Hang Seng Bank Ltd.	1,343,200	17,871,442
Hong Kong Exchanges and Clearing Ltd.	1,432,200	24,104,437
Kunlun Energy Co., Ltd.	14,764,000	26,649,752
Want Want China Holdings Ltd.	17,018,000	19,042,026

		157,521,571

DENMARK - 2.7%
A P Moller - Maersk A/S, B Shares	914	7,080,411
DSV A/S	875,041	19,919,597
Novozymes A/S, B Shares	666,921	19,471,364

		46,471,372

FINLAND - 2.3%
Kone Oyj, B Shares	490,233	27,297,554
Sampo Oyj, A Shares	421,010	12,165,583

		39,463,137

FRANCE - 4.2%
CFAO SA	349,649	15,030,130
Compagnie Generale d’Optique Essillor International SA	291,010	25,945,591
Edenred	605,111	18,213,137
Lafarge SA	292,501	13,939,657

		73,128,515

See previously submitted notes to the financial statements for the annual period ended December 31, 2011.

PORTFOLIO OF INVESTMENTS (continued)
March 31, 2012 (unaudited)	Baillie Gifford International Equity Fund

	Shares	Value

GERMANY - 1.8%
Aixtron SE NA	392,901	$6,791,276
Deutsche Boerse AG	359,450	24,203,083

		30,994,359

INDIA - 0.7%
Infrastructure Development Finance Co., Ltd.	4,364,761	11,565,284

IRELAND - 3.0%
CRH Plc.	679,577	13,923,058
James Hardie Industries SE CDI	2,021,353	16,152,109
Ryanair Holdings Plc. ADR (a)	605,303	21,960,393

		52,035,560

JAPAN - 8.2%
Canon, Inc.	342,400	16,379,070
Fast Retailing Co., Ltd.	104,700	24,021,473
Inpex Corp.	2,508	17,053,176
Mitsui & Co., Ltd.	841,000	13,880,103
Olympus Corp. (a)	604,700	9,933,634
Rakuten, Inc.	23,716	24,859,180
Shimano, Inc.	135,500	8,192,921
SMC Corp.	113,700	18,195,487
Trend Micro, Inc.	294,500	9,112,858

		141,627,902

NETHERLANDS - 2.6%
Heineken Holding NV	457,808	21,436,617
Unilever NV CVA	689,705	23,466,926

		44,903,543

NORWAY - 0.9%
Aker Solutions ASA	952,260	16,126,305

PERU - 1.4%
Credicorp Ltd.	191,406	25,231,139

PORTUGAL - 0.3%
Galp Energia, SGPS, SA, B Shares	345,490	5,685,389

RUSSIA - 2.1%
Magnit OJSC GDR Reg S	646,902	18,841,435
Sberbank of Russia ADR (a)	610,500	7,851,974
X5 Retail Group NV GDR Reg S (a)	434,676	9,973,577

		36,666,986

SINGAPORE - 2.9%
DBS Group Holdings Ltd.	1,929,219	21,799,131
United Overseas Bank Ltd.	1,899,483	27,740,028

		49,539,159

SOUTH AFRICA - 2.6%
Massmart Holdings Ltd.	523,482	11,074,180
Naspers Ltd., N Shares	606,106	34,100,393

		45,174,573

SOUTH KOREA - 3.2%
Hyundai Mobis	40,461	10,269,719
Samsung Electronics Co., Ltd.	39,370	44,411,517

		54,681,236

See previously submitted notes to the financial statements for the annual period ended December 31, 2011.

PORTFOLIO OF INVESTMENTS (continued)
March 31, 2012 (unaudited)	Baillie Gifford International Equity Fund

	Shares	Value

SPAIN - 1.3%
Inditex SA	228,946	$21,909,996

SWEDEN - 5.1%
Atlas Copco AB, B Shares	2,295,160	49,472,761
Svenska Handelsbanken AB, A Shares	1,213,143	38,676,399

		88,149,160

SWITZERLAND - 2.9%
Nestle SA	806,888	50,766,628

TAIWAN - 4.3%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	2,793,876	18,439,582
MediaTek, Inc.	2,062,371	19,809,806
Taiwan Semiconductor Manufacturing Co., Ltd.	12,535,000	36,037,826

		74,287,214

TURKEY - 2.2%
Anadolu Efes Biracilik ve Malt Sanayii AS	1,057,861	14,809,787
BIM Birlesik Magazalar AS	473,616	17,974,282
Turkiye Garanti Bankasi A/S	1,426,192	5,653,202

		38,437,271

UNITED KINGDOM - 17.0%
Amlin Plc.	3,270,000	17,255,866
Antofagasta Plc.	1,023,243	18,909,105
ARM Holdings Plc	1,162,115	10,963,884
BG Group Plc.	966,361	22,406,528
BHP Billiton Plc.	591,707	18,134,015
British American Tobacco Plc.	727,305	36,637,427
Capita Plc.	1,763,670	20,684,915
Experian Plc.	1,642,679	25,623,422
Hargreaves Lansdown Plc.	885,000	6,899,505
Premier Farnell Plc.	3,447,758	11,868,774
Prudential Plc.	1,560,000	18,692,428
Rio Tinto Plc.	669,200	37,091,607
Tullow Oil Plc.	1,163,572	28,439,362
Wolseley Plc.	544,800	20,814,952

		294,421,790

UNITED STATES - 0.5%
Pricesmart, Inc. (a)	113,398	8,256,508

Total Common Stocks (cost $1,526,225,193)		1,661,982,164

PREFERRED STOCKS - 2.5%
BRAZIL - 2.5%
Itau Unibanco Holding SA ADR	743,555	14,268,820
Vale SA ADR	1,290,900	29,290,521

Total Preferred Stocks (cost $45,954,977)		43,559,341

See previously submitted notes to the financial statements for the annual period ended December 31, 2011.

PORTFOLIO OF INVESTMENTS (concluded)
March 31, 2012 (unaudited)	Baillie Gifford International Equity Fund

Value

TOTAL INVESTMENTS - 98.6% (cost $1,572,180,170)	$1,705,541,505
Other assets less liabilities - 1.4%	25,067,285

NET ASSETS - 100.0%	$1,730,608,790

(a) Non-income producing security.
ADR - American Depositary Receipt.
CDI – Chess Depository Interest.
GDR - Global Depositary Receipt.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At March 31, 2012, the aggregate cost of investment securities for income tax purposes was $1,572,180,170. Net unrealized appreciation aggregated $133,361,335 of which $187,217,343 related to appreciated investment securities and $53,856,008 related to depreciated investment securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices in inactive markets for identical securities and for similar securities in active and inactive markets)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$36,664,897	—	—	$36,664,897
Australia	—	62,558,779	—	62,558,779
Belgium	—	13,205,734	—	13,205,734
Bermuda	—	23,602,113	—	23,602,113
Brazil	44,466,637	—	—	44,466,637
Canada	74,439,407	—	—	74,439,407
China	29,059,249	128,462,322	—	157,521,571
Denmark	—	46,471,372	—	46,471,372
Finland	—	39,463,137	—	39,463,137
France	—	73,128,515	—	73,128,515
Germany	—	30,994,359	—	30,994,359
India	—	11,565,284	—	11,565,284
Ireland	21,960,393	30,075,167	—	52,035,560
Japan	—	141,627,902	—	141,627,902
Netherlands	—	44,903,543	—	44,903,543
Norway	—	16,126,305	—	16,126,305
Peru	25,231,139	—	—	25,231,139
Portugal	—	5,685,389	—	5,685,389
Russia	—	36,666,986	—	36,666,986
Singapore	—	49,539,159	—	49,539,159
South Africa	—	45,174,573	—	45,174,573
South Korea	—	54,681,236	—	54,681,236
Spain	—	21,909,996	—	21,909,996
Sweden	—	88,149,160	—	88,149,160
Switzerland	—	50,766,628	—	50,766,628
Taiwan	18,439,582	55,847,632	—	74,287,214
Turkey	—	38,437,271	—	38,437,271
United Kingdom	—	294,421,790	—	294,421,790
United States	8,256,508	—	—	8,256,508
Total Common Stocks	258,517,812	1,403,464,352	—	1,661,982,164
Preferred Stocks
Brazil	43,559,341	—	—	43,559,341
Total	$302,077,153	$1,403,464,352	$—-	$1,705,541,505

Fair value of Level 2 and Level 1 investments at 12/31/11 was $999,345,962 and $260,578,902, respectively. $0 was transferred out of Level 2 into Level 1 and $24,203,083 was transferred out of Level 1 into Level 2 during the quarter ended 3/31/12. These transfers were all as a result of using third-party vendor modeling tools to reflect any (lack of) significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the annual period ended December 31, 2011.

PORTFOLIO OF INVESTMENTS
March 31, 2012 (unaudited)	Baillie Gifford EAFE Fund

	Shares	Value

COMMON STOCKS - 96.1%
AUSTRALIA - 6.4%
Brambles Ltd.	4,007,030	$29,481,362
Fortescue Metals Group Ltd.	6,378,224	38,489,453
Woodside Petroleum Ltd.	929,975	33,609,436
Woolworths Ltd.	789,720	21,266,623

		122,846,874

BRAZIL - 1.8%
BM&F Bovespa SA	2,831,600	17,357,695
OGX Petroleo e Gas Participacoes SA (a)	2,103,500	17,423,057

		34,780,752

CHILE - 0.6%
Sociedad Quimica y Minera de Chile SA ADR	182,700	10,719,009

CHINA - 12.1%
AIA Group Ltd.	5,333,600	19,580,275
Baidu, Inc. ADR (a)	719,400	104,866,938
China Merchants Bank Co., Ltd., Class H	7,685,500	15,709,132
CNOOC Ltd.	6,201,000	12,693,280
Hong Kong Exchanges and Clearing Ltd.	1,209,000	20,347,901
Ports Design Ltd.	1,473,500	2,163,131
Tencent Holdings Ltd.	1,961,000	54,740,289

		230,100,946

DENMARK - 3.4%
Novo Nordisk A/S, B Shares	299,537	41,593,604
Novozymes A/S, B Shares	677,090	19,768,257
Vestas Wind Systems A/S (a)	433,940	4,413,390

		65,775,251

FRANCE - 6.3%
Compagnie Generale d’Optique Essillor International SA	313,266	27,929,871
L’Oreal SA	325,646	40,192,038
PPR	307,626	52,925,772

		121,047,681

GERMANY - 5.0%
Adidas AG	488,261	38,153,266
Aixtron SE NA	826,231	14,281,366
Axel Springer AG	188,034	9,499,483
HeidelbergCement AG	275,042	16,608,132
SMA Solar Technology AG	166,480	7,546,364
TUI AG (a)	1,280,627	9,518,321

		95,606,932

INDIA - 0.8%
Housing Development Finance Corp.	744,200	9,838,313
Reliance Capital Ltd.	624,200	4,809,797

		14,648,110

IRELAND - 0.5%
James Hardie Industries SE CDI	1,242,501	9,928,505

ISRAEL - 1.0%
Teva Pharmaceutical Industries Ltd. ADR	438,200	19,745,292

ITALY – 0.9%
Fiat SpA	3,069,000	18,044,602

See previously submitted notes to the financial statements for the annual period ended December 31, 2011.

PORTFOLIO OF INVESTMENTS (continued)
March 31, 2012 (unaudited)	Baillie Gifford EAFE Fund

	Shares	Value

JAPAN - 9.5%
Canon, Inc.	585,100	$27,988,885
Gree, Inc.	862,100	21,721,167
Hoya Corp.	675,000	15,243,011
Kyocera Corp.	91,200	8,435,890
Nintendo Co., Ltd.	45,300	6,880,388
Rakuten, Inc.	50,533	52,968,837
Rohm Co., Ltd.	159,700	7,924,467
SMC Corp.	187,900	30,069,763
Yamada Denki Co., Ltd.	144,010	9,044,630

		180,277,038

LUXEMBOURG - 0.5%
Oriflame Cosmetics SA SDR	241,659	9,322,463
Reinet Investments SCA (a)	39,281	728,308

		10,050,771

PERU - 0.8%
Credicorp Ltd.	109,245	14,400,676

SINGAPORE - 0.6%
Singapore Exchange Ltd.	2,164,000	11,969,414

SOUTH AFRICA - 0.4%
Impala Platinum Holdings Ltd.	344,800	6,809,530

SOUTH KOREA - 1.4%
Celltrion, Inc.	281,207	9,179,439
Samsung Electronics Co., Ltd.	15,200	17,146,433

		26,325,872

SPAIN - 4.6%
Banco Santander SA	4,605,502	35,416,740
Inditex SA	536,456	51,338,520

		86,755,260

SWEDEN - 8.4%
Alfa Laval AB	1,146,004	23,578,488
Atlas Copco AB, A Shares	2,894,744	70,035,619
Sandvik AB	1,844,043	26,608,832
Svenska Handelsbanken AB, A Shares	1,264,043	40,299,150

		160,522,089

SWITZERLAND - 8.2%
ABB Ltd. (a)	1,274,374	26,080,817
Compagnie Financiere Richemont SA, Br A	814,169	51,032,399
Geberit AG (a)	121,432	25,373,043
Swatch Group AG (The)	18,818	8,650,833
Syngenta AG (a)	128,361	44,230,910

		155,368,002

TAIWAN - 0.9%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,094,606	16,725,580

TURKEY - 1.7%
Turkiye Garanti Bankasi A/S	8,060,606	31,950,979

See previously submitted notes to the financial statements for the annual period ended December 31, 2011.

PORTFOLIO OF INVESTMENTS (continued)
March 31, 2012 (unaudited)	Baillie Gifford EAFE Fund

	Shares	Value

UNITED KINGDOM - 20.3%
ARM Holdings Plc.	4,251,000	$40,105,730
BG Group Plc.	1,194,251	27,690,499
BHP Billiton Plc.	1,842,055	56,453,367
British American Tobacco Plc.	912,659	45,974,492
Meggitt Plc.	4,896,999	31,664,323
Prudential Plc.	3,955,000	47,390,098
Rolls-Royce Holdings Plc. (a)	3,296,701	42,827,009
SABMiller Plc.	749,000	30,077,594
Signet Jewelers Ltd.	260,659	12,521,471
Standard Chartered Plc.	2,113,480	52,776,709

		387,481,292

Total Common Stocks (cost $1,511,297,441)		1,831,880,457

PREFERRED STOCKS - 2.1%
BRAZIL - 1.1%
Itau Unibanco Holding SA ADR	1,114,380	21,384,952

GERMANY - 1.0%
Porsche Automobil Holding SE	308,217	18,190,276

Total Preferred Stocks (cost $41,010,066)		39,575,228

TOTAL INVESTMENTS - 98.2% (cost $1,552,307,507)		1,871,455,685
Other assets less liabilities - 1.8%		33,831,038

NET ASSETS - 100.0%		$1,905,286,723

(a) Non-income producing security.
ADR - American Depositary Receipt.
CDI – Chess Depository Interest.
SDR – Singapore Depository Receipt.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At March 31, 2012, the aggregate cost of investment securities for income tax purposes was $1,552,307,507. Net unrealized appreciation aggregated $319,148,178 of which $418,081,474 related to appreciated investment securities and $98,933,296 related to depreciated investment securities.

See previously submitted notes to the financial statements for the annual period ended December 31, 2011.

PORTFOLIO OF INVESTMENTS (concluded)
March 31, 2012 (unaudited)	Baillie Gifford EAFE Fund

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices in inactive markets for identical securities and for similar securities in active and inactive markets)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$122,846,874	$—	$122,846,874
Brazil	34,780,752	—	—	34,780,752
Chile	10,719,009	—	—	10,719,009
China	107,030,069	123,070,877	—	230,100,946
Denmark	—	65,775,251	—	65,775,251
France	—	121,047,681	—	121,047,681
Germany	—	95,606,932	—	95,606,932
India	—	14,648,110	—	14,648,110
Ireland	—	9,928,505	—	9,928,505
Israel	19,745,292	—	—	19,745,292
Italy	—	18,044,602	—	18,044,602
Japan	—	180,277,038	—	180,277,038
Luxembourg	—	10,050,771	—	10,050,771
Peru	14,400,676	—	—	14,400,676
Singapore	—	11,969,414	—	11,969,414
South Africa	—	6,809,530	—	6,809,530
South Korea	—	26,325,872	—	26,325,872
Spain	—	86,755,260	—	86,755,260
Sweden	—	160,522,089	—	160,522,089
Switzerland	—	155,368,002	—	155,368,002
Taiwan	16,725,580	—	—	16,725,580
Turkey	—	31,950,979	—	31,950,979
United Kingdom	—	387,481,292	—	387,481,292
Total Common Stocks	203,401,378	1,628,479,079	—	1,831,880,457
Preferred Stocks
Brazil	21,384,952	—	—	21,384,952
Germany	—	18,190,276	—	18,190,276
Total Preferred Stocks	21,384,952	18,190,276	—	39,575,228
Total	$224,786,330	$1,646,669,355	$—	$1,871,455,685

Fair value of Level 2 and Level 1 investments at 12/31/11 was $ 1,462,351,446 and $194,036,089, respectively. $2,222,317 was transferred out of Level 2 into Level 1 and $0 was transferred out of Level 1 into Level 2 during the quarter ended 3/31/12. These transfers were all as a result of using third-party vendor modeling tools to reflect any (lack of) significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

See previously submitted notes to the financial statements for the annual period ended December 31, 2011.

PORTFOLIO OF INVESTMENTS
March 31, 2012 (unaudited)	Baillie Gifford EAFE Choice Fund

	Shares	Value

COMMON STOCKS - 96.6%
AUSTRALIA - 6.9%
Aristocrat Leisure Ltd.	724,345	$2,262,378
Billabong International Ltd.	429,714	1,242,396
Brambles Ltd.	258,106	1,898,992
Cochlear Ltd.	54,781	3,509,463
Seek Ltd.	261,347	1,915,117
Woolworths Ltd.	49,222	1,325,515

		12,153,861

BELGIUM - 1.4%
Colruyt SA	28,520	1,145,674
Groupe Bruxelles Lambert SA	17,811	1,379,175

		2,524,849

BERMUDA - 2.6%
Cafe de Coral Holdings Ltd.	758,000	2,108,568
Seadrill Ltd.	64,046	2,404,926

		4,513,494

CHINA - 4.1%
BOC Hong Kong Holdings Ltd.	476,000	1,313,532
Hong Kong Exchanges and Clearing Ltd.	56,700	954,281
Li & Fung Ltd.	1,412,000	3,231,447
Mindray Medical International Ltd. ADR	53,711	1,770,852

		7,270,112

DENMARK - 5.1%
Carlsberg A/S, B Shares	45,979	3,814,331
Jyske Bank A/S (a)	45,775	1,450,378
Novo Nordisk A/S, B Shares	15,898	2,207,591
Novozymes A/S, B Shares	53,070	1,549,427

		9,021,727

FINLAND - 2.1%
Kone Oyj, B Shares	47,295	2,633,519
Nokia Oyj	201,447	1,102,073

		3,735,592

FRANCE - 3.6%
BioMerieux	17,895	1,410,323
Legrand SA	45,867	1,688,973
Neopost SA	10,449	672,514
Total SA	51,298	2,620,293

		6,392,103

GERMANY - 1.7%
Adidas AG	21,758	1,700,195
Celesio AG	74,159	1,342,177

		3,042,372

INDIA - 0.8%
Mahindra & Mahindra Ltd. GDR	96,122	1,321,120

ITALY - 2.0%
EXOR SpA (a)	69,837	1,763,279
Fiat Industrial SpA (a)	165,380	1,764,796

		3,528,075

See previously submitted notes to the financial statements for the annual period ended December 31, 2011.

PORTFOLIO OF INVESTMENTS (continued)
March 31, 2012 (unaudited)	Baillie Gifford EAFE Choice Fund

	Shares	Value

JAPAN - 14.3%
Asahi Group Holdings Ltd.	103,500	$2,300,034
Fast Retailing Co., Ltd.	8,700	1,996,053
Inpex Corp.	275	1,869,866
Kao Corp.	91,200	2,404,961
MS&AD Insurance Group Holdings, Inc.	88,600	1,832,989
Namco Bandai Holdings, Inc.	136,200	1,975,809
Olympus Corp. (a)	106,200	1,744,587
Rakuten, Inc.	1,480	1,551,340
Rohm Co., Ltd.	24,800	1,230,600
Sankyo Co., Ltd.	32,800	1,614,172
Shimano, Inc.	23,300	1,408,820
SMC Corp.	9,500	1,520,291
THK Co., Ltd.	96,600	1,978,853
Trend Micro, Inc.	21,000	649,813
Yamaha Motor Co., Ltd.	78,800	1,066,249

		25,144,437

KAZAKHSTAN - 0.9%
KazMunaiGas Exploration Production GDR Reg S	81,350	1,631,214

NETHERLANDS - 0.9%
QIAGEN NV (a)	95,538	1,487,627

SINGAPORE - 2.1%
DBS Group Holdings Ltd.	100,000	1,129,946
United Overseas Bank Ltd.	173,163	2,528,870

		3,658,816

SOUTH AFRICA - 1.7%
Clicks Group Ltd. (a)	272,045	1,588,074
Lonmin Plc.	83,311	1,364,239

		2,952,313

SOUTH KOREA - 1.1%
Samsung Electronics Co., Ltd. GDR Reg S	3,250	1,835,213

SPAIN - 2.1%
Corporacion Financiera Alba	33,976	1,477,693
Distribuidora Internacional de Alimentacion SA (a)	458,467	2,272,397

		3,750,090

SWEDEN - 7.5%
Atlas Copco AB, B Shares	203,585	4,388,327
Investor AB, B Shares	96,524	2,140,561
Scania AB, B Shares	121,500	2,527,163
Svenska Handelsbanken AB, A Shares	131,543	4,193,743

		13,249,794

SWITZERLAND - 8.7%
Geberit AG (a)	8,913	1,862,359
Nestle SA	72,502	4,561,577
Roche Holding AG - Genusschein	29,764	5,179,840
Schindler Holding AG, Participating Certificates	16,564	1,992,420
UBS AG (a)	126,172	1,768,271

		15,364,467

See previously submitted notes to the financial statements for the annual period ended December 31, 2011.

PORTFOLIO OF INVESTMENTS (continued)
March 31, 2012 (unaudited)	Baillie Gifford EAFE Choice Fund

	Shares	Value

TAIWAN - 1.7%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	154,607	$1,020,406
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	123,000	1,879,440

		2,899,846

TURKEY - 1.2%
Turkiye Garanti Bankasi A/S	535,809	2,123,863

UNITED KINGDOM - 20.5%
AMEC Plc.	66,321	1,176,580
ASOS Plc. (a)	74,239	2,118,991
BG Group Plc.	100,033	2,319,415
BHP Billiton Plc.	99,000	3,034,048
Hargreaves Lansdown Plc.	187,000	1,457,862
Imperial Tobacco Group Plc.	68,200	2,766,565
Intertek Group Plc.	61,000	2,450,808
John Wood Group Plc.	261,832	3,002,332
Johnson Matthey Plc.	83,793	3,160,551
Kazakhmys Plc.	109,000	1,586,882
Mitchells & Butlers Plc. (a)	394,334	1,705,363
Pearson Plc.	81,600	1,520,951
Reed Elsevier Plc.	168,656	1,494,948
Rightmove Plc.	107,148	2,486,732
Standard Chartered Plc.	66,512	1,660,903
Unilever Plc.	76,509	2,524,199
Weir Group Plc. (The)	58,000	1,636,122

		36,103,252

UNITED STATES - 3.6%
Central European Distribution Corp. (a)	150,495	769,029
Coca-Cola Enterprises, Inc.	68,589	1,961,645
Mettler-Toledo International, Inc. (a)	11,850	2,189,287
Protalix BioTherapeutics, Inc. (a)	210,759	1,342,535

		6,262,496

Total Common Stocks (cost $169,558,237)		169,966,733

PREFERRED STOCKS - 1.1%
BRAZIL - 1.1%
Itau Unibanco Holding SA ADR	49,400	947,986
Petroleo Brasileiro SA ADR	35,900	917,604

Total Preferred Stocks (cost $2,275,120)		1,865,590

TOTAL INVESTMENTS - 97.7% (cost $171,833,357)		171,832,323
Other assets less liabilities - 2.3%		4,110,945

NET ASSETS - 100.0%		$175,943,268

(a) Non-income producing security.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.

See previously submitted notes to the financial statements for the annual period ended December 31, 2011.

PORTFOLIO OF INVESTMENTS (concluded)
March 31, 2012 (unaudited)	Baillie Gifford EAFE Choice Fund

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At March 31, 2012, the aggregate cost of investment securities for income tax purposes was $171,833,357. Net unrealized depreciation aggregated $1,034 of which $13,255,036 related to appreciated investment securities and $13,256,070 related to depreciated investment securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices in inactive markets for identical securities and for similar securities in active and inactive markets)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$12,153,861	$—	$12,153,861
Belgium	—	2,524,849	—	2,524,849
Bermuda	—	4,513,494	—	4,513,494
China	1,770,852	5,499,260	—	7,270,112
Denmark	—	9,021,727	—	9,021,727
Finland	—	3,735,592	—	3,735,592
France	—	6,392,103	—	6,392,103
Germany	—	3,042,372	—	3,042,372
India	1,321,120	—	—	1,321,120
Italy	—	3,528,075	—	3,528,075
Japan	—	25,144,437	—	25,144,437
Kazakhstan	1,631,214	—	—	1,631,214
Netherlands	—	1,487,627	—	1,487,627
Singapore	—	3,658,816	—	3,658,816
South Africa	—	2,952,313	—	2,952,313
South Korea	—	1,835,213	—	1,835,213
Spain	—	3,750,090	—	3,750,090
Sweden	—	13,249,794	—	13,249,794
Switzerland	—	15,364,467	—	15,364,467
Taiwan	2,899,846	—	—	2,899,846
Turkey	—	2,123,863	—	2,123,863
United Kingdom	—	36,103,252	—	36,103,252
United States	6,262,496	—	—	6,262,496
Total Common Stocks	13,885,528	156,081,205	—	169,966,733
Preferred Stocks
Brazil	1,865,590	—	—	1,865,590
Total	$15,751,118	$156,081,205	$—	$171,832,323

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. There were no transfers between Level 1 and Level 2 during the quarter ended 3/31/12.

See previously submitted notes to the financial statements for the annual period ended December 31, 2011.

PORTFOLIO OF INVESTMENTS
March 31, 2012 (unaudited)	Baillie Gifford Emerging Markets Fund

	Shares	Value

COMMON STOCKS - 89.8%
ARGENTINA - 0.8%
MercadoLibre, Inc.	37,000	$3,618,230

AUSTRALIA – 1.9%
African Petroleum Corp., Ltd. (a)	5,184,900	9,130,331

BRAZIL - 4.3%
Embraer SA ADR (a)	164,500	5,260,710
Petroleo Brasileiro SA ADR (a)	88,400	2,347,904
Vale SA ADR	539,200	12,579,536

		20,188,150

CANADA - 2.1%
First Quantum Minerals Ltd.	294,000	5,606,176
Niko Resources Ltd.	117,500	4,133,616

		9,739,792

CHINA - 17.4%
Baidu, Inc. ADR (a)	59,000	8,600,430
Bank of China Ltd., Class H	11,897,200	4,802,740
China Construction Bank Corp., Class H	6,168,290	4,760,805
China National Building Material Co., Ltd., Class H	2,118,000	2,673,341
China Petroleum & Chemical Corp., Class H	4,166,000	4,535,861
China Railway Construction Corp. Ltd., Class H	7,102,000	4,426,984
China Resources Enterprise Ltd.	1,288,000	4,497,164
China Shenhua Energy Co., Ltd., Class H	2,617,000	11,069,400
China Taiping Insurance Holdings Co., Ltd. (a)	1,505,000	2,946,423
CNOOC Ltd.	3,016,000	6,173,671
CSR Corp., Ltd., Class H	7,184,000	4,905,759
Focus Media Holding Ltd. ADR	193,100	4,850,672
Hang Lung Properties Ltd.	1,599,000	5,876,725
Tencent Holdings Ltd.	183,000	5,108,349
Want Want China Holdings Ltd.	5,664,000	6,337,644

		81,565,968

EGYPT - 0.4%
Commercial International Bank Egypt SAE	210,181	873,727
Egyptian Financial Group - Hermes Holding SAE	559,492	1,267,776

		2,141,503

GUERNSEY - 0.7%
Chariot Oil & Gas Ltd. (a)	1,032,799	3,270,750

INDIA - 4.9%
ACC Ltd.	120,700	3,222,829
GAIL India Ltd.	321,310	2,373,288
Hero Motocorp Ltd.	101,500	4,100,151
Housing Development Finance Corp.	356,700	4,715,569
Infrastructure Development Finance Co., Ltd.	1,660,600	4,400,083
Mahindra & Mahindra Ltd.	321,000	4,413,079

		23,224,999

See previously submitted notes to the financial statements for the annual period ended December 31, 2011.

PORTFOLIO OF INVESTMENTS (continued)
March 31, 2012 (unaudited)	Baillie Gifford Emerging Markets Fund

	Shares	Value

INDONESIA - 5.0%
Astra International Tbk PT	638,000	$5,162,205
Bank Negara Indonesia Persero Tbk PT	5,107,500	2,238,077
Bank Rakyat Indonesia Persero Tbk PT	5,878,500	4,480,078
Bumi Resources Tbk PT	17,127,000	4,394,580
Semen Gresik Persero Tbk PT	3,091,500	4,150,567
Tambang Batubara Bukit Asam Persero Tbk PT	1,289,500	2,893,453

		23,318,960

MALAYSIA - 1.7%
CIMB Group Holdings Bhd	1,447,800	3,635,727
Public Bank Bhd	277,200	1,234,873
Public Bank Bhd - Foreign Market	687,100	3,080,306

		7,950,906

MEXICO - 2.4%
America Movil SAB de CV, Series L ADR	164,300	4,079,569
Wal-Mart de Mexico SAB de CV, Series V	2,147,460	7,205,870

		11,285,439

PERU - 1.1%
Credicorp Ltd.	39,100	5,154,162

RUSSIA - 4.3%
Gazprom OAO ADR	371,550	4,544,025
NovaTek OAO GDR Reg S	27,000	3,669,325
Sberbank of Russia ADR (a)	773,700	9,950,978
X5 Retail Group NV GDR Reg S (a)	87,300	2,003,086

		20,167,414

SOUTH AFRICA - 4.2%
Impala Platinum Holdings Ltd.	89,300	1,763,605
Lonmin Plc.	320,903	5,254,867
Massmart Holdings Ltd.	121,448	2,569,213
Naspers Ltd., N Shares	178,000	10,014,535

		19,602,220

SOUTH KOREA - 12.8%
Cheil Industries, Inc.	53,600	4,543,638
E-Mart Co., Ltd.	15,310	3,373,525
Hyundai Glovis Co., Ltd.	43,500	7,834,351
Hyundai Marine & Fire Insurance Co., Ltd.	61,980	1,784,954
Hyundai Mobis	29,800	7,563,769
LG Household & Health Care Ltd.	2,300	1,209,736
LS Corp.	16,085	1,137,538
NHN Corp.	31,160	7,151,820
Samsung Electronics Co., Ltd.	17,550	19,797,362
Samsung Fire & Marine Insurance Co., Ltd.	29,600	5,587,657

		59,984,350

TAIWAN - 12.1%
China Life Insurance Co., Ltd.	9,572,931	9,330,464
Delta Electronics, Inc.	2,185,000	6,431,275
Far Eastern Department Stores Co., Ltd.	3,654,329	4,690,716
Hon Hai Precision Industry Co., Ltd.	4,114,945	16,020,163
HTC Corp.	283,000	5,778,770
MediaTek, Inc.	53,680	515,615
Taiwan Semiconductor Manufacturing Co., Ltd.	4,818,310	13,852,526

		56,619,529

See previously submitted notes to the financial statements for the annual period ended December 31, 2011.

PORTFOLIO OF INVESTMENTS (continued)
March 31, 2012 (unaudited)	Baillie Gifford Emerging Markets Fund

	Shares	Value

THAILAND - 2.7%
Bank of Ayudhya PCL NVDR	8,724,000	$7,641,465
Siam Commercial Bank PCL NVDR	1,097,400	5,112,131

		12,753,596

TURKEY - 1.1%
Turkiye Garanti Bankasi A/S	1,267,523	5,024,263

TURKMENISTAN - 4.0%
Dragon Oil Plc.	1,882,515	18,815,403

UNITED KINGDOM - 5.9%
Gulf Keystone Petroleum Ltd. (a)	2,899,305	12,191,211
Kazakhmys Plc.	239,000	3,479,493
Tullow Oil Plc.	483,600	11,819,875

		27,490,579

Total Common Stocks (cost $334,024,947)		421,046,544

PREFERRED STOCKS - 8.1%
BRAZIL - 6.6%
Banco Bradesco SA	369,629	6,439,071
Bradespar SA	162,300	3,084,274
Companhia Energetica de Minas Gerais	265,642	6,319,994
Itau Unibanco Holding SA	239,500	4,578,898
Itausa - Investimentos Itau SA	1,121,752	6,925,495
Petroleo Brasileiro SA	265,000	3,375,195

		30,722,927

SOUTH KOREA - 1.5%
Samsung Electronics Co., Ltd.	10,335	7,265,933

Total Preferred Stocks (cost $26,104,350)		37,988,860

TOTAL INVESTMENTS - 97.9% (cost $360,129,297)		459,035,404
Other assets less liabilities - 2.1%		9,890,158

NET ASSETS - 100.0%		$468,925,562

(a) Non-income producing security.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.
NVDR – Non-Voting Depositary Receipt.
PCL - Public Company Limited.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

See previously submitted notes to the financial statements for the annual period ended December 31, 2011.

PORTFOLIO OF INVESTMENTS (concluded)
March 31, 2012 (unaudited)	Baillie Gifford Emerging Markets Fund

At March 31, 2012, the aggregate cost of investment securities for income tax purposes was $360,129,297. Net unrealized appreciation aggregated $98,906,107 of which $115,360,095 related to appreciated investment securities and $16,453,987 related to depreciated investment securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices in inactive markets for identical securities and for similar securities in active and inactive markets)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$3,618,230	$—	$—	$3,618,230
Australia	9,130,331	—	—	9,130,331
Brazil	20,188,150	—	—	20,188,150
Canada	9,739,792	—	—	9,739,792
China	13,451,102	68,114,866	—	81,565,968
Egypt	—	2,141,503	—	2,141,503
Guernsey	—	3,270,750	—	3,270,750
India	—	23,224,999	—	23,224,999
Indonesia	—	23,318,960	—	23,318,960
Malaysia	—	7,950,906	—	7,950,906
Mexico	11,285,439	—	—	11,285,439
Peru	5,154,162	—	—	5,154,162
Russia	—	20,167,414	—	20,167,414
South Africa	—	19,602,220	—	19,602,220
South Korea	—	59,984,350	—	59,984,350
Taiwan	—	56,619,529	—	56,619,529
Thailand	—	12,753,596	—	12,753,596
Turkey	—	5,024,263	—	5,024,263
Turkmenistan	—	18,815,403	—	18,815,403
United Kingdom	—	27,490,579	—	27,490,579
Total Common Stocks	72,567,206	348,479,338	—	421,046,544
Preferred Stocks
Brazil	30,722,927	—	—	30,722,927
South Korea	—	7,265,933	—	7,265,933
Total Preferred Stocks	30,722,927	7,265,933	—	37,988,860
Total	$103,290,133	$355,745,271	$—	$459,035,404

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. There were no transfers between Level 1 and Level 2 during the quarter ended 3/31/12.

See previously submitted notes to the financial statements for the annual period ended December 31, 2011.

PORTFOLIO OF INVESTMENTS
March 31, 2012 (unaudited)	Baillie Gifford Global Alpha Equity Fund

	Shares	Value

COMMON STOCKS - 96.2%
AUSTRALIA - 2.1%
Brambles Ltd.	271,399	$1,996,794
Cochlear Ltd.	6,811	436,337

		2,433,131

BELGIUM - 1.1%
Groupe Bruxelles Lambert SA	17,121	1,325,746

BRAZIL - 2.7%
BM&F Bovespa SA	197,000	1,207,609
Odontoprev SA	43,500	731,573
OGX Petroleo e Gas Participacoes SA (a)	148,500	1,230,009

		3,169,191

CANADA - 2.6%
Fairfax Financial Holdings Ltd.	4,056	1,632,900
Ritchie Bros. Auctioneers, Inc.	38,996	926,545
Ultra Petroleum Corp. (a)	23,166	524,247

		3,083,692

CHINA - 3.8%
Baidu, Inc. ADR (a)	5,200	758,004
China Mobile Ltd.	94,000	1,035,088
Hong Kong Exchanges and Clearing Ltd.	35,900	604,210
Mindray Medical International Ltd. ADR	29,930	986,792
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	680,000	779,425
Sina Corp. (a)	4,600	299,000

		4,462,519

DENMARK - 1.5%
Carlsberg A/S, B Shares	15,223	1,262,871
Jyske Bank A/S (a)	18,223	577,395

		1,840,266

GERMANY - 0.9%
Deutsche Boerse AG	15,021	1,011,419

GREECE - 1.4%
Coca-Cola Hellenic Bottling Co. SA (a)	85,882	1,643,669

INDONESIA - 0.4%
Bank Negara Indonesia Persero Tbk PT	1,110,000	486,396

IRELAND - 1.4%
CRH Plc.	20,227	414,407
Ryanair Holdings Plc. ADR (a)	33,328	1,209,140

		1,623,547

JAPAN - 5.9%
Inpex Corp.	274	1,863,066
Namco Bandai Holdings, Inc.	95,200	1,381,035
Olympus Corp. (a)	34,500	566,744
Rohm Co., Ltd.	16,800	833,632
Tokyo Electron Ltd.	9,700	559,344
Yamaha Motor Co., Ltd.	136,200	1,842,934

		7,046,755

MEXICO - 1.0%
America Movil SAB de CV, Series L ADR	49,100	1,219,153

See previously submitted notes to the financial statements for the annual period ended December 31, 2011.

PORTFOLIO OF INVESTMENTS (continued)
March 31, 2012 (unaudited)	Baillie Gifford Global Alpha Equity Fund

	Shares	Value

NETHERLANDS - 1.2%
QIAGEN NV (a)	35,900	$558,963
VistaPrint NV (a)	23,301	900,584

		1,459,547

NORWAY - 1.1%
Norsk Hydro ASA	133,101	726,068
Schibsted ASA	16,817	624,747

		1,350,815

RUSSIA - 0.8%
Gazprom OAO ADR	74,050	905,625

SINGAPORE - 0.9%
DBS Group Holdings Ltd.	94,000	1,062,149

SOUTH AFRICA - 2.9%
Clicks Group Ltd. (a)	194,183	1,133,552
Naspers Ltd., N Shares	40,366	2,271,049

		3,404,601

SOUTH KOREA - 1.6%
Samsung Electronics Co., Ltd. GDR Reg S	3,350	1,891,681

SWEDEN - 5.1%
Atlas Copco AB, B Shares	107,150	2,309,646
Investor AB, B Shares	44,717	991,665
Svenska Handelsbanken AB, A Shares	86,104	2,745,095

		6,046,406

SWITZERLAND - 9.3%
ABB Ltd. (a)	44,248	905,562
Compagnie Financiere Richemont SA, Br A	36,797	2,306,449
Julius Baer Group Ltd. (a)	24,287	980,664
Nestle SA	48,103	3,026,476
Roche Holding AG - Genusschein	12,537	2,181,819
Schindler Holding AG, Participating Certificates	13,832	1,663,798

		11,064,768

TAIWAN - 1.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	112,200	1,714,416

TURKEY - 1.3%
Anadolu Efes Biracilik ve Malt Sanayii AS	10,575	148,047
BIM Birlesik Magazalar AS	21,035	798,303
Turkiye Garanti Bankasi AS ADR	157,647	627,435

		1,573,785

TURKMENISTAN - 0.6%
Dragon Oil Plc.	67,810	677,749

UNITED KINGDOM - 12.1%
Aggreko Plc.	21,000	756,189
British American Tobacco Plc.	25,000	1,259,356
Bunzl Plc.	83,000	1,334,781
Hays Plc.	426,002	576,403
HSBC Holdings Plc.	116,000	1,030,329
Man Group Plc.	200,000	431,916
Prudential Plc.	240,000	2,875,758
Rolls-Royce Holdings Plc. (a)	127,000	1,649,840

See previously submitted notes to the financial statements for the annual period ended December 31, 2011.

PORTFOLIO OF INVESTMENTS (continued)
March 31, 2012 (unaudited)	Baillie Gifford Global Alpha Equity Fund

	Shares	Value

Vodafone Group Plc.	515,000	$1,420,537
Wolseley Plc.	79,000	3,018,321

		14,353,430

UNITED STATES - 33.1%
Amazon.com, Inc. (a)	11,544	2,337,775
Bed Bath & Beyond, Inc. (a)	12,782	840,672
CarMax, Inc. (a)	19,415	672,730
Cisco Systems, Inc.	39,054	825,992
Deere & Co.	11,142	901,388
eBay, Inc. (a)	55,378	2,042,894
EOG Resources, Inc.	12,550	1,394,305
FLIR Systems, Inc.	60,128	1,521,840
Google, Inc., Class A (a)	2,845	1,824,328
Harley-Davidson, Inc.	12,991	637,598
Illumina, Inc. (a)	11,400	599,754
International Game Technology	60,155	1,010,002
Intuitive Surgical, Inc. (a)	1,623	879,260
Markel Corp. (a)	4,152	1,863,999
Mastercard, Inc., Class A	4,464	1,877,291
Medco Health Solutions, Inc. (a)	9,241	649,642
Mohawk Industries, Inc. (a)	9,233	614,087
Moody’s Corp.	33,557	1,412,750
National Oilwell Varco, Inc.	12,021	955,309
New York Community Bancorp, Inc.	100,740	1,401,293
Omnicom Group, Inc.	33,696	1,706,702
PepsiCo, Inc.	33,198	2,202,687
Philip Morris International, Inc.	20,156	1,786,023
Praxair, Inc.	9,291	1,065,120
Progressive Corp. (The)	29,024	672,776
Seattle Genetics, Inc. (a)	23,900	487,082
Walgreen Co.	56,036	1,876,646
Wal-Mart Stores, Inc.	16,845	1,030,914
Walt Disney Co. (The)	27,712	1,213,231
Waters Corp. (a)	14,982	1,388,232
WellPoint, Inc.	14,258	1,052,240
Xilinx, Inc.	15,239	555,157

		39,299,719

Total Common Stocks (cost $102,349,585)		114,150,175

PREFERRED STOCKS - 2.2%
BRAZIL - 2.2%
Petroleo Brasileiro SA ADR	39,900	1,019,844
Vale SA ADR	70,700	1,604,183

Total Preferred Stocks (cost $2,635,438)		2,624,027

TOTAL INVESTMENTS - 98.4% (cost $104,985,023)		116,774,202
Other assets less liabilities - 1.6%		1,872,314

NET ASSETS - 100.0%		$118,646,516

See previously submitted notes to the financial statements for the annual period ended December 31, 2011.

PORTFOLIO OF INVESTMENTS (concluded)
March 31, 2012 (unaudited)	Baillie Gifford Global Alpha Equity Fund

(a) Non-income producing security.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At March 31, 2012, the aggregate cost of investment securities for income tax purposes was $104,985,023. Net unrealized appreciation aggregated $11,789,179 of which $12,384,325 related to appreciated investment securities and $595,146 related to depreciated investment securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices in inactive markets for identical securities and for similar securities in active and inactive markets)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$2,433,131	$—	$2,433,131
Belgium	—	1,325,746	—	1,325,746
Brazil	3,169,191	—	—	3,169,191
Canada	3,083,692	—	—	3,083,692
China	2,043,796	2,418,723	—	4,462,519
Denmark	—	1,840,266	—	1,840,266
Germany	—	1,011,419	—	1,011,419
Greece	1,643,669	—	—	1,643,669
Indonesia	—	486,396	—	486,396
Ireland	1,209,140	414,407	—	1,623,547
Japan	—	7,046,755	—	7,046,755
Mexico	1,219,153	—	—	1,219,153
Netherlands	1,459,547	—	—	1,459,547
Norway	—	1,350,815	—	1,350,815
Russia	—	905,625	—	905,625
Singapore	—	1,062,149	—	1,062,149
South Africa	—	3,404,601	—	3,404,601
South Korea	—	1,891,681	—	1,891,681
Sweden	—	6,046,406	—	6,046,406
Switzerland	—	11,064,768	—	11,064,768
Taiwan	1,714,416	—	—	1,714,416
Turkey	627,435	946,350	—	1,573,785
Turkmenistan	—	677,749	—	677,749
United Kingdom	—	14,353,430	—	14,353,430
United States	39,299,719	—	—	39,299,719
Total Common Stocks	55,469,758	58,680,417	—	114,150,175
Preferred Stocks
Brazil	2,624,027	—	—	2,624,027
Total	$58,093,785	$58,680,417	$—	$116,774,202

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. There were no transfers between Level 1 and Level 2 during the quarter ended 3/31/12.

See previously submitted notes to the financial statements for the annual period ended December 31, 2011.

Item 2.	Controls and Procedures.

(a)

The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that to the best of their knowledge the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Baillie Gifford Funds

By	/s/ Peter Hadden

Peter Hadden, President

Date	May 18, 2012

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Peter Hadden

Peter Hadden, President

Date	May 18, 2012

By	/s/ Nigel Cessford

Nigel Cessford, Treasurer

Date	May 18, 2012

EXHIBIT LIST

3(i)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

3(ii)	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.